LEASES	12 Months Ended
Dec. 31, 2025
LEASES [Abstract]
LEASES
9.	LEASES

The Company has entered into commercial operating leases for the use of offices, warehouses and data centers as lessee. These leases have terms not exceeding 15 years. These leases have varying terms, escalation clauses, option to renew and option to terminate.

Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	Year ended December 31,
	2023 $	2024 $	2025 $

Lease cost
Operating lease cost	295,501	314,128	413,532
Short-term lease cost	23,172	38,905	54,959
	318,673	353,033	468,491

Supplemental cash flow information
Operating cash flows from operating leases	292,781	315,925	421,473
ROU assets obtained in exchange for new operating lease liabilities	279,526	329,176	600,556

	As of December 31,
	2024	2025

Weighted-average remaining lease term
Operating leases	6.6 years	6.9 years

Weighted-average discount rate
Operating leases	7.7%	6.5%

Maturities of operating lease liabilities as of December 31, 2025 were as follows:

$

2026	380,589
2027	297,264
2028	246,623
2029	222,578
2030	177,094
Thereafter	522,257
Total lease payments	1,846,405
Less: imputed interest	(359,608)
Present value of lease liabilities	1,486,797

The Company has obligations for additional offices, warehouses and data centers’ leases that have not yet commenced of $501,504 with lease terms not exceeding 14 years and $358,562 with lease terms not exceeding 13 years as of December 31, 2024 and 2025, respectively.